Financial income (Tables)	12 Months Ended
Dec. 31, 2017
Financial income
Schedule of financial income

DKK thousand	2017	2016	2015
Interest income	2,048	592	139
Fair value adjustments of securities	74	0	0
Exchange rate adjustments	0	0	3,750

Total financial income	2,122	592	3,889